BASIC AND DILUTED LOSS PER COMMON SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BASIC AND DILUTED LOSS PER COMMON SHARE
Loss attributable to common shareholders	$ 79,890,763	$ 89,989,659
Weighted average number of common shares outstanding - basic	178,363,103	166,858,136
Weighted average number of common shares outstanding - diluted	178,363,103	166,858,136
Loss per share attributed to common shareholders - basic	$ (0.45)	$ (0.54)
Loss per share attributed to common shareholders - diluted	$ (0.45)	$ (0.54)